[EATON VANCE LOGO]                                                  [CALCULATOR]



SEMIANNUAL REPORT MARCH 31, 2003



                                  EATON VANCE
                                   LARGE-CAP
[NYSE FLAG]                         GROWTH
                                      FUND



[FLOOR OF THE STOCK EXCHANGE]

                      IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE LARGE-CAP GROWTH FUND as of March 31, 2003

INVESTMENT UPDATE

[PHOTO OF MARILYN R. IRVIN, WILLIAM R. HACKNEY, III AND DANIEL W. BOONE, III]

The Investment Team Managing Large-Cap Growth Portfolio:
Marilyn R. Irvin
William R. Hackney, III
Daniel W. Boone, III
(NOT PICTURED: PAUL J. MARSHALL)

MANAGEMENT DISCUSSION

- Eaton Vance Large-Cap Growth Fund encountered a gradually improving market environment over the past six months. Interest rates remain low by historic standards. The US economy, as measured by changes in real Gross Domestic Product (GDP), registered positive growth for the past five quarters. Corporate profits appear to be on the mend, while the major stock market indexes seem to have "bottomed out," following three consecutive years of declines.

- Against this backdrop, the Fund's share price posted a gain slightly less than its benchmark, the S&P 500 Index, over the past six months.(1) Among the 10 economic sectors constituting the S&P 500, the more economically sensitive information technology and telecommunications sectors recorded the strongest price gains, while the less economically sensitive consumer staples and utility sectors recorded modest declines. The disparate performance of the various sectors suggests that investors were beginning to focus on improving prospects for a more robust economic recovery, following the end of the conflict with Iraq.

- The Large-Cap Growth Portfolio continued to emphasize cyclical growth companies in anticipation of a rebound in the capital spending and manufacturing sectors of the economy. Relative to the S&P 500 Index, the Portfolio maintained overweight positions in the information technology, basic materials and health care sectors.(1) Conversely, the Portfolio maintained underweight positions in the consumer staples, consumer discretionary, and finance sectors. Overall, the Portfolio's sector weightings had a favorable impact on performance during the period.

- The Portfolio's technology issues generally posted the strongest price gains, and stock selection within the universe of technology-related stocks was favorable. On the downside, several of the Portfolio's insurance, computer services, beverage, pharmaceutical, and household products stocks declined in price. As a result, stock performance was moderately unfavorable in the finance, consumer staples, and health care sectors, as well as for the Portfolio overall.

- During the period, the Portfolio 's sector weighting in the energy and telecommunications sectors was reduced due to growing concerns about weaker oil prices following the Iraq conflict and a poor regulatory environment for large telecommunications providers.

THE FUND

     The Past Six Months

- During the six months ended March 31, 2003, the Fund's shares had a total return of 4.41%. This return was the result of an increase in net asset value (NAV)to $7.81 on March 31, 2003 from $7.48 on September 30, 2002.(2)

- For comparison, the Fund's benchmark index,the S&P 500 Composite Index, had a total return of 5.01%, during the period.(1)

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND ATLANTA CAPITAL MANAGEMENT DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

FUND INFORMATION
as of March 31, 2003

PERFORMANCE(3)
Cumulative Total Returns (at net asset value)
------------------------------------------------------------------------
Life of Fund+                        -21.90%

SEC Cumulative Total Returns (including sales charge or applicable CDSC)
------------------------------------------------------------------------
Life of Fund+                        -26.39%

+    Inception Date - 4/30/02

TEN LARGEST HOLDINGS(4) By total net assets
-------------------------------------------
Microsoft Corp.                      3.3%
General Electric Co.                 3.3
Pfizer, Inc.                         3.2
Dell Computer Corp.                  2.8
Linear Technology Corp.              2.8
Merck & Co., Inc.                    2.8
Cisco Systems, Inc.                  2.8
Intel Corp.                          2.7
Medtronic, Inc.                      2.7
Bank of America Corp.                2.6

(1)  It is not possible to invest directly in an Index.

(2) These returns do not include the 5.75% maximum sales charge for the Fund's shares.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns reflect the maximum 5.75% sales charge.

(4) Ten largest holdings accounted for 29.0% of the Portfolio's total net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003
Assets
--------------------------------------------------
Investment in Large-Cap Growth
   Portfolio, at value
   (identified cost, $385,909)            $349,271
Receivable for Fund shares sold                 41
Receivable from the Administrator           36,466
--------------------------------------------------
TOTAL ASSETS                              $385,778
--------------------------------------------------

Liabilities
--------------------------------------------------
Payable for Fund shares redeemed          $     48
Accrued expenses                             8,029
--------------------------------------------------
TOTAL LIABILITIES                         $  8,077
--------------------------------------------------
NET ASSETS                                $377,701
--------------------------------------------------

Sources of Net Assets
--------------------------------------------------
Paid-in capital                           $431,458
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (16,646)
Accumulated net investment loss               (473)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                        (36,638)
--------------------------------------------------
TOTAL                                     $377,701
--------------------------------------------------
Net Asset Value and Redemption
Price Per Share
--------------------------------------------------
($377,701  DIVIDED BY 48,371 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING)       $   7.81
--------------------------------------------------

Maximum Offering Price Per Share
--------------------------------------------------
(100  DIVIDED BY 94.25 OF NET ASSET
   VALUE PER SHARE)                       $   8.29
--------------------------------------------------

 On sales of $50,000 or more, the offering price is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2003
Investment Income
--------------------------------------------------
Dividends allocated from Portfolio        $  3,005
Interest allocated from Portfolio               28
Expenses allocated from Portfolio           (1,830)
--------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $  1,203
--------------------------------------------------

Expenses
--------------------------------------------------
Administration fee                        $    376
Service fees                                   626
Registration fees                           23,867
Custodian fee                                6,593
Legal and accounting services                3,734
Printing and postage                         1,917
Transfer and dividend disbursing agent
   fees                                        564
Miscellaneous                                  841
--------------------------------------------------
TOTAL EXPENSES                            $ 38,518
--------------------------------------------------
Deduct --
   Preliminary reduction of
      administration fee                  $    376
   Preliminary allocation of expenses to
      the Administrator                     36,466
--------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $ 36,842
--------------------------------------------------

NET EXPENSES                              $  1,676
--------------------------------------------------

NET INVESTMENT LOSS                       $   (473)
--------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(15,941)
--------------------------------------------------
NET REALIZED LOSS                         $(15,941)
--------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(14,865)
--------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(14,865)
--------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(30,806)
--------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(31,279)
--------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       MARCH 31, 2003    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       SEPTEMBER 30, 2002(1)
---------------------------------------------------------------------------------
From operations --
   Net investment loss                    $           (473) $                 (41)
   Net realized loss                               (15,941)                  (705)
   Net change in unrealized appreciation
      (depreciation)                               (14,865)               (21,773)
---------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $        (31,279) $             (22,519)
---------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares           $      1,064,754  $             264,031
   Cost of shares redeemed                        (897,286)                    --
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $        167,468  $             264,031
---------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $        136,189  $             241,512
---------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------
At beginning of period                    $        241,512  $                  --
---------------------------------------------------------------------------------
AT END OF PERIOD                          $        377,701  $             241,512
---------------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
---------------------------------------------------------------------------------
AT END OF PERIOD                          $           (473) $                  --
---------------------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                  SIX MONTHS ENDED    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------
                                  (UNAUDITED)(1)             2002(1)(2)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 7.480                 $ 10.000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment loss                   $(0.008)                $ (0.006)
Net realized and unrealized
   gain (loss)                          0.338(3)                (2.514)
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.330                 $ (2.520)
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 7.810                 $  7.480
------------------------------------------------------------------------------

TOTAL RETURN(4)                          4.41%                  (25.20)%
------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $   378                 $    242
Ratios (As a percentage of
   average daily net assets):
   Net expenses(5)                       1.40%(6)                 1.40%(6)
   Net investment loss                  (0.19)%(6)               (0.17)%(6)
Portfolio Turnover of the
   Portfolio                               15%                      11%
------------------------------------------------------------------------------
+  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect a reduction of the administration fee and an allocation of expenses to the
   Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                          16.19%(6)               122.77%(6)
   Net investment loss                 (14.98)%(6)             (121.54)%(6)
Net investment loss per share         $(0.631)                $ (4.290)
------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, April 30, 2002 to September 30, 2002.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Large-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's shares are generally sold subject to a sales charge imposed at time of purchase. The Fund invests all of its investable assets in interests in Large-Cap Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (1.8% at March 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $694 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2010.

 D Other -- Investment transactions are accounted for on a trade date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
                                              (UNAUDITED)       SEPTEMBER 30, 2002(1)
    ------------------------------------------------------------------------------------
    Sales                                              130,773                    32,298
    Redemptions                                       (114,700)                       --
    ------------------------------------------------------------------------------------
    NET INCREASE                                        16,073                    32,298
    ------------------------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002 to September 30, 2002.

4 Transactions with Affiliates
-------------------------------------------
   The administration fee is earned by Eaton Vance Management (EVM) (the Administrator) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended March 31, 2003, the administration fee amounted to $376, all of which was waived. To reduce the net investment loss of the Fund, the Administrator was allocated $36,466 of the Fund's operating expenses for the six months ended March 31, 2003. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended March 31, 2003, no significant amounts have been earned. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $606 as its portion of the sales charge on sales of Fund shares for the six months ended March 31, 2003. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Service Plan
-------------------------------------------
   The Trust has in effect a Service Plan (the Plan) for the fund that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annually) of the Fund's average daily net assets for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the six months ended March 31, 2003 amounted to $626.

6 Contingent Deferred Sales Charge
-------------------------------------------
   Fund shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within one year of purchase (depending on the circumstances of purchase). The CDSC is based on the lower of the net asset value at the time of purchase or the time of redemption. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. EVD did not receive any CDSC paid by shareholders for the six months ended March 31, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2003 aggregated $1,064,712 and $919,761, respectively.

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 98.6%

SECURITY                                  SHARES   VALUE
---------------------------------------------------------------
Aerospace and Defense -- 2.0%
---------------------------------------------------------------
General Dynamics Corp.                     7,000   $    385,490
---------------------------------------------------------------
                                                   $    385,490
---------------------------------------------------------------
Banks -- 2.6%
---------------------------------------------------------------
Bank of America Corp.                      7,500   $    501,300
---------------------------------------------------------------
                                                   $    501,300
---------------------------------------------------------------
Beverages - Soft Drink -- 2.5%
---------------------------------------------------------------
Coca-Cola Company (The)                   12,100   $    489,808
---------------------------------------------------------------
                                                   $    489,808
---------------------------------------------------------------
Biotechnology -- 1.8%
---------------------------------------------------------------
Amgen, Inc.(1)                             6,000   $    345,300
---------------------------------------------------------------
                                                   $    345,300
---------------------------------------------------------------
Computer Hardware -- 2.8%
---------------------------------------------------------------
Dell Computer Corp.(1)                    20,300   $    554,393
---------------------------------------------------------------
                                                   $    554,393
---------------------------------------------------------------
Computer Storage and Peripheral -- 1.6%
---------------------------------------------------------------
EMC Corp.(1)                              42,400   $    306,552
---------------------------------------------------------------
                                                   $    306,552
---------------------------------------------------------------
Construction - Cement -- 1.1%
---------------------------------------------------------------
Vulcan Materials Co.                       6,900   $    208,587
---------------------------------------------------------------
                                                   $    208,587
---------------------------------------------------------------
Diversified Financial Services -- 5.6%
---------------------------------------------------------------
Fannie Mae                                 3,800   $    248,330
Franklin Resources, Inc.                  15,200        500,232
SEI Investments Co.                       13,400        351,080
---------------------------------------------------------------
                                                   $  1,099,642
---------------------------------------------------------------
Electrical Equipment -- 1.4%
---------------------------------------------------------------
American Power Conversion Corp.(1)        18,800   $    267,712
---------------------------------------------------------------
                                                   $    267,712
---------------------------------------------------------------
SECURITY                                  SHARES   VALUE
---------------------------------------------------------------
Electronic Equipment & Instruments -- 1.5%
---------------------------------------------------------------
Molex Inc.                                14,100   $    302,868
---------------------------------------------------------------
                                                   $    302,868
---------------------------------------------------------------
General Merchandise -- 5.6%
---------------------------------------------------------------
Family Dollar Stores, Inc.                13,100   $    404,528
Target Corp.                              12,400        362,824
Wal-Mart Stores, Inc.                      6,500        338,195
---------------------------------------------------------------
                                                   $  1,105,547
---------------------------------------------------------------
Health and Personal Care -- 1.2%
---------------------------------------------------------------
Estee Lauder Companies, Inc. (The)         8,000   $    242,880
---------------------------------------------------------------
                                                   $    242,880
---------------------------------------------------------------
Health Care - Drugs Major -- 11.9%
---------------------------------------------------------------
Johnson & Johnson Co.                      7,000   $    405,090
Lilly (Eli) & Co.                          7,000        400,050
Merck & Co., Inc.                         10,000        547,800
Pfizer, Inc.                              19,950        621,642
Schering-Plough Corp.                     20,000        356,600
---------------------------------------------------------------
                                                   $  2,331,182
---------------------------------------------------------------
Health Care - Equipment -- 4.0%
---------------------------------------------------------------
DENTSPLY International, Inc.               7,300   $    253,967
Medtronic, Inc.                           11,600        523,392
---------------------------------------------------------------
                                                   $    777,359
---------------------------------------------------------------
Health Care - Facility -- 1.6%
---------------------------------------------------------------
Health Management Associates, Inc.,
Class A                                   16,500   $    313,500
---------------------------------------------------------------
                                                   $    313,500
---------------------------------------------------------------
Health Care - Managed Care -- 1.8%
---------------------------------------------------------------
WellPoint Health Networks, Inc.(1)         4,500   $    345,375
---------------------------------------------------------------
                                                   $    345,375
---------------------------------------------------------------
Household Products -- 2.1%
---------------------------------------------------------------
Colgate-Palmolive Co.                      7,400   $    402,856
---------------------------------------------------------------
                                                   $    402,856
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES   VALUE
---------------------------------------------------------------
Industrial Conglomerates -- 3.2%
---------------------------------------------------------------
General Electric Co.                      25,000   $    637,500
---------------------------------------------------------------
                                                   $    637,500
---------------------------------------------------------------
Industrial Gases -- 1.0%
---------------------------------------------------------------
Praxair, Inc.                              3,500   $    197,225
---------------------------------------------------------------
                                                   $    197,225
---------------------------------------------------------------
Insurance - Life and Health -- 2.3%
---------------------------------------------------------------
Aflac Corp.                               14,000   $    448,701
---------------------------------------------------------------
                                                   $    448,701
---------------------------------------------------------------
Insurance - Multiline -- 3.9%
---------------------------------------------------------------
American International Group, Inc.         9,250   $    457,412
Hartford Financial Services Group, Inc.    8,600        303,494
---------------------------------------------------------------
                                                   $    760,906
---------------------------------------------------------------
IT Consulting and Services -- 1.6%
---------------------------------------------------------------
Fiserv, Inc.(1)                           10,000   $    314,800
---------------------------------------------------------------
                                                   $    314,800
---------------------------------------------------------------
Machinery - Industrial -- 1.7%
---------------------------------------------------------------
Dover Corp.                               14,100   $    341,502
---------------------------------------------------------------
                                                   $    341,502
---------------------------------------------------------------
Metals - Industrial -- 1.5%
---------------------------------------------------------------
Nucor Corp.                                7,500   $    286,275
---------------------------------------------------------------
                                                   $    286,275
---------------------------------------------------------------
Networking Equipment -- 2.8%
---------------------------------------------------------------
Cisco Systems, Inc.(1)                    41,600   $    539,968
---------------------------------------------------------------
                                                   $    539,968
---------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.4%
---------------------------------------------------------------
EOG Resources, Inc.                       12,000   $    474,720
---------------------------------------------------------------
                                                   $    474,720
---------------------------------------------------------------
Oil and Gas - Integrated -- 2.3%
---------------------------------------------------------------
ConocoPhillips                             4,000   $    214,400
SECURITY                                  SHARES   VALUE
---------------------------------------------------------------

Oil and Gas - Integrated (continued)
---------------------------------------------------------------
Exxon Mobil Corp.                          6,800        237,660
---------------------------------------------------------------
                                                   $    452,060
---------------------------------------------------------------
Publishing -- 1.8%
---------------------------------------------------------------
Tribune Co.                                7,900   $    355,579
---------------------------------------------------------------
                                                   $    355,579
---------------------------------------------------------------
Restaurants -- 1.7%
---------------------------------------------------------------
Brinker International, Inc.(1)            11,000   $    335,500
---------------------------------------------------------------
                                                   $    335,500
---------------------------------------------------------------
Retail - Food and Drug -- 1.2%
---------------------------------------------------------------
Walgreen Co.                               8,000   $    235,840
---------------------------------------------------------------
                                                   $    235,840
---------------------------------------------------------------
Retail - Home Improvement -- 2.0%
---------------------------------------------------------------
Home Depot, Inc. (The)                    16,500   $    401,940
---------------------------------------------------------------
                                                   $    401,940
---------------------------------------------------------------
Retail - Specialty and Apparel -- 1.2%
---------------------------------------------------------------
Bed Bath and Beyond, Inc.(1)               7,000   $    241,780
---------------------------------------------------------------
                                                   $    241,780
---------------------------------------------------------------
Semiconductors -- 7.4%
---------------------------------------------------------------
Intel Corp.                               32,500   $    529,100
Linear Technology Corp.                   17,900        552,573
QLogic Corp.(1)                           10,000        371,400
---------------------------------------------------------------
                                                   $  1,453,073
---------------------------------------------------------------
Services - Data Processing -- 0.9%
---------------------------------------------------------------
Concord EFS, Inc.(1)                      18,100   $    170,140
---------------------------------------------------------------
                                                   $    170,140
---------------------------------------------------------------
Systems Software -- 5.4%
---------------------------------------------------------------
Adobe Systems, Inc.                       13,200   $    406,956
Microsoft Corp.                           27,000        653,670
---------------------------------------------------------------
                                                   $  1,060,626
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES   VALUE
---------------------------------------------------------------
Telephone -- 3.2%
---------------------------------------------------------------
SBC Communications, Inc.                  16,000   $    320,960
Verizon Communications, Inc.               8,500        300,475
---------------------------------------------------------------
                                                   $    621,435
---------------------------------------------------------------
Total Common Stocks
   (identified cost $20,201,618)                   $ 19,309,921
---------------------------------------------------------------
Total Investments -- 98.6%
   (identified cost $20,201,618)                   $ 19,309,921
---------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%             $    274,441
---------------------------------------------------------------
Net Assets -- 100.0%                               $ 19,584,362
---------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $20,201,618)         $19,309,921
Cash                                          204,277
Receivable for investments sold                62,298
Interest and dividends receivable              22,280
Prepaid expenses                                   33
-----------------------------------------------------
TOTAL ASSETS                              $19,598,809
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Accrued expenses                          $    14,447
-----------------------------------------------------
TOTAL LIABILITIES                         $    14,447
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $19,584,362
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $20,476,059
Net unrealized depreciation (computed on
   the basis of
   identified cost)                          (891,697)
-----------------------------------------------------
TOTAL                                     $19,584,362
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2003
Investment Income
-----------------------------------------------------
Dividends                                 $   125,333
Interest                                          927
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   126,260
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    62,217
Trustees' fees and expenses                        93
Custodian fee                                  10,843
Legal and accounting services                   8,695
Miscellaneous                                     138
-----------------------------------------------------
TOTAL EXPENSES                            $    81,986
-----------------------------------------------------
Deduct --
   Preliminary reduction of investment
      adviser fee                         $     9,510
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     9,510
-----------------------------------------------------

NET EXPENSES                              $    72,476
-----------------------------------------------------

NET INVESTMENT INCOME                     $    53,784
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,089,810)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,089,810)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 1,690,131
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 1,690,131
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $   600,321
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   654,105
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       MARCH 31, 2003    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       SEPTEMBER 30, 2002(1)
---------------------------------------------------------------------------------
From operations --
   Net investment income                  $         53,784  $              16,480
   Net realized loss                            (1,089,810)            (1,455,506)
   Net change in unrealized appreciation
      (depreciation)                             1,690,131             (2,581,828)
---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $        654,105  $          (4,020,854)
---------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      5,023,851  $          22,385,941
   Withdrawals                                  (3,250,679)            (1,308,012)
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $      1,773,172  $          21,077,929
---------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      2,427,277  $          17,057,075
---------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------
At beginning of period                    $     17,157,085  $             100,010
---------------------------------------------------------------------------------
AT END OF PERIOD                          $     19,584,362  $          17,157,085
---------------------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------
                                  (UNAUDITED)                 2002(1)
------------------------------------------------------------------------------
Ratios/Supplemental Data+
------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.76%(2)                0.92%(2)
   Net investment income                 0.56%(2)                0.20%(2)
Portfolio Turnover                         15%                     11%
------------------------------------------------------------------------------
TOTAL RETURN                             4.71%                 (25.97)%
------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $19,584                 $17,157
------------------------------------------------------------------------------
+  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.86%(2)                0.98%(2)
   Net investment income                 0.46%(2)                0.14%(2)
------------------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002 to September 30, 2002.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Large-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified portfolio of equity securities of companies having market capitalizations that rank in the top 1,000 U.S. companies (large company stocks), emphasizing quality growth companies with a demonstrated record of consistent earnings growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2003, the Eaton Vance Large-Cap Growth Fund and the Atlanta Capital Large-Cap Growth Fund held 1.8% and 97.8% interests in the Portfolio, respectively. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended March 31, 2003, the advisory fee amounted to $62,217. In order to enhance the net investment income of the Portfolio, BMR made a reduction of the investment adviser fee of $9,510. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management LLC (Atlanta Capital), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.400% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $4,656,336 and $2,869,064 respectively, for the six months ended March 31, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $20,201,618
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,216,755
    Gross unrealized depreciation              (3,108,452)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (891,697)
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2003.

EATON VANCE LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

INVESTMENT MANAGEMENT

EATON VANCE LARGE-CAP GROWTH FUND

Officers

Thomas E. Faust Jr.
President

Gregory L. Coleman
Vice President

James A. Womack
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

James B. Hawkes
Chairman, President and Chief Executive
Officer of Eaton Vance Corp. and
officer and/or director of its subsidiaries

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

LARGE-CAP GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Daniel W. Boone, III
Vice President

Thomas E. Faust Jr.
Vice President

William R. Hackney, III
Vice President

Paul J. Marshall
Vice President

Marilyn Robinson Irvin
Vice President

Kristin S. Anagnost
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Banking
Emeritus, Harvard University Graduate
School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF LARGE-CAP GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

SUB-ADVISER OF ATLANTA CAPITAL LARGE-CAP GROWTH PORTFOLIO
ATLANTA CAPITAL MANAGEMENT LLC
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

ADMINISTRATOR OF EATON VANCE LARGE-CAP GROWTH FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.o. Box 9653
Providence, RI 02940-9653
(800) 262-1122


                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


EATON VANCE LARGE-CAP GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.


1444-5/03                                                                 LCGSRC